Net Loss per Share - Anti-Dilutive Securities (Details) - shares		3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	20,187,533	4,626,706	4,219,646	4,626,706
Convertible preferred stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	20,000,000	0	2,890,000	0
Outstanding unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	0	438,386		438,386
Outstanding unvested restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	187,533	94,083	246,753	94,083
Outstanding and issued common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	0	4,094,237	1,082,893	4,094,237